FINANCIAL INSTRUMENTS - Schedule of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	$ 539.2	$ 571.6	$ 661.9
Financial liabilities	1,340.5	1,150.9	1,049.5
Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1,226.3	1,059.6	966.9
Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	2.9	3.0
Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	50.0	43.1	48.5
Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	61.3	45.2	31.1
Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities			3.0
Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	4.5	4.5	4.6
Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	183.9	211.0	259.5
Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	59.6	60.5	74.0
Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	291.2	295.6	323.8
Financial liabilities measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	2.5	2.8	1.9
Financial liabilities measured at fair value | Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Financial liabilities measured at fair value | Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0
Financial liabilities measured at fair value | Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Financial liabilities measured at fair value | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	2.5	2.8	1.9
Financial liabilities measured at fair value | Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities			0.0
Financial liabilities measured at amortized cost
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1,338.0	1,148.1	1,047.6
Financial liabilities measured at amortized cost | Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	1,226.3	1,059.6	966.9
Financial liabilities measured at amortized cost | Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	2.9	3.0
Financial liabilities measured at amortized cost | Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	50.0	43.1	48.5
Financial liabilities measured at amortized cost | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	58.8	42.4	29.2
Financial liabilities measured at amortized cost | Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities			3.0
Financial assets measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	33.0	37.6	55.3
Financial assets measured at fair value | Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Financial assets measured at fair value | Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Financial assets measured at fair value | Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	33.0	37.6	55.3
Financial assets measured at fair value | Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Financial assets measured at amortized cost
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	506.2	534.0	606.6
Financial assets measured at amortized cost | Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	4.5	4.5	4.6
Financial assets measured at amortized cost | Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	183.9	211.0	259.5
Financial assets measured at amortized cost | Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	26.6	22.9	18.7
Financial assets measured at amortized cost | Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	291.2	295.6	323.8
Level 2 of fair value hierarchy | Financial liabilities measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	2.5	2.8	1.9
Level 2 of fair value hierarchy | Financial liabilities measured at fair value | Borrowings
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Level 2 of fair value hierarchy | Financial liabilities measured at fair value | Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0
Level 2 of fair value hierarchy | Financial liabilities measured at fair value | Trade payables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	0.0	0.0	0.0
Level 2 of fair value hierarchy | Financial liabilities measured at fair value | Other liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities	2.5	2.8	1.9
Level 2 of fair value hierarchy | Financial liabilities measured at fair value | Other non-current liabilities
DERIVATIVE FINANCIAL INSTRUMENTS
Financial liabilities			0.0
Level 2 of fair value hierarchy | Financial assets measured at fair value
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	33.0	37.6	55.3
Level 2 of fair value hierarchy | Financial assets measured at fair value | Loan receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Level 2 of fair value hierarchy | Financial assets measured at fair value | Trade receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	0.0	0.0	0.0
Level 2 of fair value hierarchy | Financial assets measured at fair value | Other receivables
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	33.0	37.6	55.3
Level 2 of fair value hierarchy | Financial assets measured at fair value | Cash and cash equivalents, including restricted cash
DERIVATIVE FINANCIAL INSTRUMENTS
Financial assets	$ 0.0	$ 0.0	$ 0.0